Non-current provisions and other non-current liabilities (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 707,563	€ 1,034,999
Other non-current liabilities	524,271	836,030
Non-current provisions
Development of provisions
Provisions at beginning of period	198,969
Foreign currency translation	11,024
Changes in consolidation group	560
Utilized	(1,287)
Reversed	(23,313)
Additions	30,828
Reclassifications	(33,489)
Provisions at end of period	183,292
Liabilities from share-based payment transactions	18,910	36,406
Non-current provisions | Self-insurance programs
Development of provisions
Provisions at beginning of period	103,409
Foreign currency translation	8,982
Additions	8,017
Provisions at end of period	120,408
Non-current provisions | Personnel expenses
Development of provisions
Provisions at beginning of period	44,744
Foreign currency translation	1,872
Changes in consolidation group	81
Utilized	(712)
Reversed	(433)
Additions	17,263
Reclassifications	(33,535)
Provisions at end of period	29,280
Non-current provisions | Interest payable related to income taxes
Development of provisions
Provisions at beginning of period	29,075
Foreign currency translation	120
Utilized	(30)
Reversed	(20,484)
Provisions at end of period	8,681
Non-current provisions | Other provisions
Development of provisions
Provisions at beginning of period	21,741
Foreign currency translation	50
Changes in consolidation group	479
Utilized	(545)
Reversed	(2,396)
Additions	5,548
Reclassifications	46
Provisions at end of period	24,923
Put option liabilities
Non-current provisions and other non-current liabilities
Other non-current liabilities	313,718	236,638
Variable payments outstanding for acquisitions
Non-current provisions and other non-current liabilities
Other non-current liabilities	37,970	47,046
Contract liabilities
Non-current provisions and other non-current liabilities
Other non-current liabilities	5	304,632
1 - 3 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	405,140	763,877
3 - 5 years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	177,882	131,244
Over 5 Years
Non-current provisions and other non-current liabilities
Noncurrent provisions and other noncurrent liabilities	€ 124,541	€ 139,878